Note 4. Equity Transactions	12 Months Ended	6 Months Ended
	Jul. 31, 2012	Jan. 31, 2013 Scenario, Actual [Member]
Stockholders' Equity Note Disclosure [Text Block]

Note 4.  Equity Transactions

The Company’s authorized capital stock consists of: 450,000,000 shares of common stock with a $0.00001 par value and 450,000,000 shares of preferred stock with a $0.00001 par value. As of

July 31, 2012, the Company has not issued any preferred shares.

On July 30, 2010, the Company sold 37,500,000 shares of common stock to the Company’s officer and director, Ms. Rosa Habeila Feliz Ruiz for $5,000.

On July 31, 2010, the Company sold 25,462,505 shares of common stock for $33,950.

On March 2, 2012, the Company sold 337,500 shares of common stock for $150,000 in a private placement transaction. These shares were issued pursuant to Regulation S of the Exchange Act of 1933.

On July 19, 2012, the Company sold 102,000 shares of common stock for $51,000 in a private placement transaction. These shares were sold pursuant to Regulation S of the Exchange Act of 1933.

During the year ended July 31, 2012, the Company agreed to issue 233,335 shares of common stock to a third party vendor for services. These shares were valued and recorded at their fair value of $46,667.

NOTE 5. – COMMON STOCK

In September 2012, 116,665 shares were issued to a third-party vendor for services. These shares were recorded at their fair value of at $23,332 and it was fully expensed for services rendered during the six months period ended January 31, 2013.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.